Income taxes	12 Months Ended
Oct. 31, 2021
Income Taxes [Abstract]
Income taxes	Income taxes
The recovery of income taxes differs from the amount obtained by applying the statutory Canadian Federal and Provincial income tax rates to the loss for the year as follows:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Net loss and comprehensive loss for the period before tax	(226,559,288)	(9,275,962)	(4,100,782)
Statutory tax rates	26.5%	26.5%	26.5%
	(60,038,210)	(2,458,130)	(1,086,707)
Change in unrecognized deferred tax amounts	8,799,310	2,365,715	993,703
Non-deductible item and others	51,238,900	92,415	93,004
Income tax expense	—	—	—

The Company incurred significant transaction costs in the course of becoming a listed entity that have been recorded as a reduction in the proceeds related to the issuance of shares. The deferred tax asset associated with these expenses in the amount of $13 million has not been recorded as a deferred tax asset.

At October 31, 2021,2020 and 2019, the Company has aggregate non-capital losses for Canadian income tax purposes of approximately $49 million, $13 million, and $4 million respectively that expire in the period 2037 to 2040. In addition, the Company has net operating losses for US income tax purposes of approximately $5 million that carryforward indefinitely. Management cannot assert that the realization of the income tax benefits related to these losses and other potential deferred income tax assets is more likely than not to be realized. Accordingly, the Company has not recognized the following deferred income tax assets in the consolidated financial statements:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Tax losses and credits carryforwards	14,341,855	3,799,216	1,163,353
Share issuance costs	12,647,471	—	—
Convertible debt	250,729	—	—
Reserves and provisions	233,840	84,464	24,164
Other	97,360	—	—
Plant and equipment, due to differences in amortization	(2,732,757)	(205,158)	(184,536)
Right of use assets, net of lease liabilities	615,993	(65,395)	—
	25,454,491	3,613,127	1,002,981
Deferred tax assets not recognized	(25,454,491)	(3,613,127)	(1,002,981)
	—	—	—